PIMCO ETF Trust

Supplement dated January 13, 2023 to the Statement of Additional Information (the “SAI”)

dated November 1, 2022, as supplemented from time to time

Disclosure Related to the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective January 11, 2023, the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund’s portfolio is jointly and primarily managed by Matt Dorsten, David Forgash, Jason Vivas and Tanuj Dora.

Effective January 11, 2023, the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund’s portfolio is jointly and primarily managed by Amit Arora, Matt Dorsten, and Tanuj Dora.

Accordingly, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Vivas[23]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[23]	Effective January 11, 2023, Mr. Vivas co-manages the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund ($1,115.7 million). Information for Mr. Vivas is as of December 30, 2022.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective January 11, 2023, the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten, David Forgash, Jason Vivas and Tanuj Dora and the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is jointly and primarily managed by Amit Arora, Matt Dorsten and Tanuj Dora.

In addition, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Vivas[6]	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	None

[6]	Effective January 11, 2023, Mr. Vivas co-manages the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund. Information for Mr. Vivas is as of December 30, 2022.

Investors Should Retain This Supplement for Future Reference

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